Loans Receivable Franchisees (Tables)	6 Months Ended
Apr. 30, 2024
Loans Receivable Franchisees [Abstract]
Schedule of Loans are Non-interest Bearing	The imputed interest rate reflects the borrowing rate in the market under similar terms and duration. Direct costs associated with loan originations are not considered material, and thus, are expensed as incurred.
	April 30, 2024	October 31, 2023
Loan to related franchisees, gross	$18,296,645	$17,993,467
Discount based on imputed interest rate of 11.75%	(2,094,046)	(2,072,010)
Loan to franchisees, net of discount	$16,202,599	$15,921,457
	April 30, 2024	October 31, 2023
Loan to franchisees, net of discount	$16,202,599	$15,921,457
Provision for credit losses	(14,207,515)	(11,554,072)
Loan to franchisees, net of discount and allowance	$1,995,084	$4,367,385

Schedule of the Activity in the Allowance for Credit Loss	The following is a summary of the activity in the allowance for credit loss:
	April 30, 2024	October 31, 2023
Balance at beginning of period	$11,554,072	$7,309,516
Provision for credit losses	2,546,467	4,417,126
Effect of translation adjustment	106,976	(172,570)
Balance at end	$14,207,515	$11,554,072

Schedule of Current and Non-Current Loans Receivable from Franchisees, Net of Allowance for Credit Losses	The following is a summary of current and non-current loans receivable from franchisees, net of allowance for credit losses:
	April 30, 2024	October 30, 2023
Loans to related franchisees, net of discounts and allowances, current	$1,995,084	$4,367,385

	$1,995,084	$4,367,385

Schedule of Credit Quality Analysis of Franchisee Loan Receivables	The credit quality analysis of franchisee loan receivables as follows:
	April 30, 2024	October 31, 2023
Franchisee Financing:
Group I	$43,962	$283,519
Group II	300,119	3,192,491
Group III	3,248,880	6,347,667
Group IV	12,609,638	6,097,780
Balance at end	$16,202,599	$15,921,457